Shareholders' Equity	6 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (250,000 shares of $0.08 par value retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying condensed consolidated financial statements.

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share (31,329 ordinary shares at a price of $320.00 per ordinary share retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022). On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share (500 ordinary shares at a price of $320.00 per ordinary share retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) in a second closing. The total gross proceeds from the initial public offering were approximately $10.2 million before underwriting commissions and offering expenses.

On January 10, 2019, the Underwriter exercise the warrants in connection with the initial public offering and 160,426 shares (2,005 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) were newly issued.

For the year ended March 31, 2020, 11,961,006 ordinary shares (149,512 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) were issued with a fair value of $6,425,657 for convertible notes principal and interest partial settlement.

For the year ended March 31, 2021, 27,389,877 ordinary shares (342,374 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) were issued with a fair value of $7,680,791 for convertible notes principal and interest partial settlement.

For the six months ended September 30, 2022, 1,265,503 ordinary shares were issued with a fair value of $1,140,482 for convertible notes principal and interest partial settlement.

Warrant

In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (12,500 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($30.744 per share retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of March 31, 2022, the total number of warrants outstanding was 250,000 (12,500 retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022) with weighted average remaining life of 4 years.

The fair value of this Warrants was $509,000. The fair value has been estimated using the Black Scholes pricing model with the following weighted-average assumptions: risk free rate of 0.33%; expected term of 4 years; exercise price of the warrants of $1.5372; volatility of 131.84%; and expected future dividends of nil.

2021 Reverse stock split

On January 23, 2021, the Company’s board of directors approved to effect a one-for-four reverse stock split of its ordinary shares (the “2021 Reverse Stock Split”) with the market effective on February 22, 2021, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.001 to US$0.004. As a result of the 2021 Reverse Stock Split, each four pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2021 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of February 21, 2021 (immediately prior to the effective date), there were 62,057,584 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2021 Reverse Stock Split is 15,525,094, taking into account of the effect of rounding fractional shares into whole shares (776,255 shares retrospectively restated for effect of reverse stock split on May 19, 2022). In addition, all options and any other securities of the Company outstanding immediately prior to the 2021 Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 4 and multiplying the exercise price thereof by 4, as a result of the 2021 Reverse Stock Split.

2021 Equity incentive plan

In September 2021, the Company adopted a share incentive plan (the “2021 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The Company reserved 2,325,000 ordinary shares (116,250 shares retrospectively restated for effect of reverse stock split on May 19, 2022) for the 2021 Equity Incentive Plan. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2021 Equity Incentive Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (116,250 shares retrospectively restated for effect of reverse stock split on May 19, 2022) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $19.8228 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022).

The 2022 Public Offering

On January 18, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which the Company agreed to sell to the Underwriter, in a firm commitment public offering (the “Offering”) (i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).

The Pre-funded Warrants have an exercise price of $0.01 per share. The Pre-funded Warrants were issued in registered form under a warrant agent agreement (the “Warrant Agent Agreement”) between the Company and TranShare Corporation as the warrant agent. The Underwriter exercised its over-allotment in full for purchase of all the Option Shares. The Company expects to receive approximately $3,984,784 in gross proceeds from this Offering, assuming no Pre-funded Warrants are exercised, before deducting underwriting discounts and other related offering expenses. As of February 8, 2022, the investors have exercised all the Pre-funded Warrants to purchase 11,521,500 ordinary shares.

Pursuant to the 2022 Public Offering, the Company issued 22,777,774 ordinary shares at price of $0.18 per share (1,138,889 ordinary shares at price of $3.6 per share retrospectively restated for effect of reverse stock split on May 19, 2022) to the investors. The total gross proceeds from the 2022 Public Offering were approximately $4.1 million before underwriting commissions and offering expenses. The total net proceeds from the 2022 Public Offering were approximately $3.1 million after underwriting commissions and offering expenses.

2022 Equity incentive plan

In September 2021, the Company adopted a share incentive plan (the “2022 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2022 Equity Incentive Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2022 Equity Incentive Plan, the Company issued 6,094,180 ordinary shares (304,709 shares retrospectively restated for effect of reverse stock split on May 19, 2022) to its management on June 6, 2022.

2022 Reverse stock split

On May 10, 2022, the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “2022 Reverse Stock Split”) with the market effective on May 19, 2022, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.004 to US$0.08. As a result of the 2022 Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2022 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of May 16, 2022 (immediately prior to the effective date), there were 40,627,868 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2022 Reverse Stock Split is 2,042,673, taking into account of the effect of rounding fractional shares into whole shares. In addition, all shares, options and any other securities of the Company outstanding immediately prior to the 2022 Reverse Stock Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 20 and multiplying the exercise price thereof by 20, as a result of the 2022 Reverse Stock Split.